S-K 1603(a)(9) Restrictions on Selling Securities	Mar. 05, 2026
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (A) six months after the completion of our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Apeiron Sponsor I and its affiliates Lorin Van Nuland Sebastian Wagner Juliette Han Anthony D. Eisenberg BBG Berenberg
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to our sponsor’s, our sponsor’s affiliate’s or BBG’s or Berenberg’s officers, directors or consultants, any affiliate or family member of any of our officers, directors or consultants, any members or partners of the sponsor, BBG or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, BBG or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor or BBG to their respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s or BBG’s limited liability company agreement or charter document upon the dissolution of our sponsor or BBG, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); or (k) in connection with any pledge, hypothecation or security interest in a bona fide transaction
Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	) After the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Apeiron Sponsor I and its affiliates Lorin Van Nuland Sebastian Wagner Juliette Han Anthony D. Eisenberg Berenberg and its affiliates
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above, except Berenberg shall also be permitted to make the same type of transfers to their affiliates as the sponsor and BBG can make to their respective affiliates as described above.
Any units, warrants, ordinary shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days from the date of this prospectus
SPAC Sponsor, Persons and Entities Subject to Restrictions	Apeiron Sponsor I Lorin Van Nuland Sebastian Wagner Juliette Han Anthony D. Eisenberg BBG
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

We, our sponsor and our officers and directors have agreed that, for a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative of the underwriters, offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any units, warrants, shares or any other securities convertible into, or exercisable, or exchangeable for, shares, subject to certain exceptions. The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors and BBG are also subject to separate transfer restrictions on their founder shares and private placement units (and the securities underlying the private placement units) pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.